BARON FUNDS®

BARON SELECT FUNDS

Baron Partners Fund

Baron Focused Growth Fund

(the “Funds”)

Supplement dated February 4, 2021

to Current Prospectus

The following is added to “Principal Risks of Investing in the Fund” in the prospectus for the Baron Partners Fund (in the Fund summary at the beginning of the prospectus):

Industry Concentration.  From time to time, market fluctuations in the value of the Fund’s investments, combined with the Fund’s non-diversified portfolio, may result in the Fund being concentrated in the securities of a single issuer or a small number of issuers, including in a particular industry. As a result, the Fund will be particularly exposed to the risks of that company or industry relative to the risk exposure of investment companies holding a diversified portfolio of securities or those that seek to maintain near-index weightings in their portfolio securities. Accordingly, in those cases, the Fund will be disproportionately exposed to the market conditions, interest rates, and economic, regulatory, or financial developments that significantly affect that company or industry. For example, due to the size of the Fund’s investment in Tesla, Inc. (“Tesla”), which represents about 48% of its assets as of the date of this prospectus supplement, the Fund will be adversely impacted by developments affecting the automotive and energy industries, as well as governmental environmental regulations. (Please see “Tesla” in the “Principal Risks of Investing in the Fund” section.)

Single Issuer.  Single issuer risk is the possibility that factors specific to an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the net asset value of the Fund. Due to the size of the Fund’s investment in Tesla, about 48% of its assets as of the date of this prospectus supplement, the net asset value of the Fund will be materially impacted by the price of Tesla stock. (Please see “Tesla” in the “Principal Risks of Investing in the Fund” section.)

Tesla.  As of the date of this prospectus supplement, about 48% of the Fund’s assets are invested in Tesla stock. Therefore, the Fund is exposed to the risk that were Tesla stock to lose significant value, which could happen rapidly, the Fund’s performance would be adversely affected. Before investing in the Fund, investors should carefully consider publicly available information about Tesla. There can be no assurances that the Fund will maintain its investment in Tesla, as the Adviser maintains discretion to actively manage the Fund’s portfolio, including by decreasing or liquidating the Fund’s investment in Tesla at any time. However, for so long as the Fund maintains a substantial investment in Tesla, the Fund’s performance will be significantly affected by the performance of Tesla stock and any decline in the price of Tesla stock would materially and adversely affect your investment in the Fund.

The following is added to “Principal Risks of Investing in the Fund” in the prospectus for the Baron Focused Growth Fund (in the Fund summary at the beginning of the prospectus):

Industry Concentration.  From time to time, market fluctuations in the value of the Fund’s investments, combined with the Fund’s non-diversified portfolio, may result in the Fund being concentrated in the securities of a single issuer or a small number of issuers, including in a particular industry. As a result, the Fund will be particularly exposed to the risks of that company or industry relative to the risk exposure of investment companies holding a diversified portfolio of securities or those that seek to maintain near-index weightings in their portfolio securities. Accordingly, in those cases, the Fund will be disproportionately exposed to the market conditions, interest rates, and economic, regulatory, or financial developments that significantly affect that company or industry. For example, due to the size of the Fund’s investment in Tesla, Inc. (“Tesla”), which represents about 40% of its assets as of the date of this prospectus supplement, the Fund will be adversely impacted by developments affecting the automotive and energy industries, as well as governmental environmental regulations. (Please see “Tesla” in the “Principal Risks of Investing in the Fund” section.)

Single Issuer.  Single issuer risk is the possibility that factors specific to an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the net asset value of the Fund. Due to the size of the Fund’s investment in Tesla, about 40% of its assets as of the date of this prospectus supplement, the net asset value of the Fund will be materially impacted by the price of Tesla stock. (Please see “Tesla” in the “Principal Risks of Investing in the Fund” section.)

Tesla.  As of the date of this prospectus supplement, about 40% of the Fund’s assets are invested in Tesla stock. Therefore, the Fund is exposed to the risk that were Tesla stock to lose significant value, which could happen rapidly, the Fund’s performance would be adversely affected. Before investing in the Fund, investors should carefully consider publicly available information about Tesla. There can be no assurances that the Fund will maintain its investment in Tesla, as the Adviser maintains discretion to actively manage the Fund’s portfolio, including by decreasing or liquidating the Fund’s investment in Tesla at any time. However, for so long as the Fund maintains a substantial investment in Tesla, the Fund’s performance will be significantly affected by the performance of Tesla stock and any decline in the price of Tesla stock would materially and adversely affect your investment in the Fund.

The following replaces “Non-Diversified Portfolio” in “Principal Risks of Investing in the Fund” in the prospectus for the Baron Partners Fund (in the Fund summary at the beginning of the prospectus):

Non-Diversified Portfolio.  The Fund is non-diversified, which means it will likely have a greater percentage of its assets in a single issuer than a diversified fund. As a result, a non-diversified fund will likely invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the Fund’s performance compared to a diversified fund. Thus, a non-diversified fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund. As of the date of this prospectus supplement, about 48% of the Fund is invested in Tesla stock due to dramatic upward market movements in Tesla’s share price. For so long as the Fund maintains its investment in Tesla, the Fund’s performance will be significantly affected by the performance of Tesla stock and any decline in the price of Tesla stock would materially and adversely affect your investment in the Fund. (Please see “Tesla” in the “Principal Risks of Investing in the Fund” section.)

The following replaces “Non-Diversified Portfolio” in “Principal Risks of Investing in the Fund” in the prospectus for the Baron Focused Growth Fund (in the Fund summary at the beginning of the prospectus):

Non-Diversified Portfolio.  The Fund is non-diversified, which means it will likely have a greater percentage of its assets in a single issuer than a diversified fund. As a result, a non-diversified fund will likely invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the Fund’s performance compared to a diversified fund. Thus, a non-diversified fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund. As of the date of this prospectus supplement, about 40% of the Fund is invested in Tesla stock due to dramatic upward market movements in Tesla’s share price. For so long as the Fund maintains its investment in Tesla, the Fund’s performance will be significantly affected by the performance of Tesla stock and any decline in the price of Tesla stock would materially and adversely affect your investment in the Fund. (Please see “Tesla” in the “Principal Risks of Investing in the Fund” section.)

The following replaces “Industry Concentration” and “Non-Diversified Portfolio” in “Information about the Funds—Additional Investment Risks” in the prospectus:

Industry Concentration.  Certain Funds are subject to the risks of industry concentration, because the Fund’s investments may be concentrated in the securities of a single issuer or a small number of issuers, including in a particular industry. As a result, the Fund will be particularly exposed to the risks of that company or industry relative to the risk exposure of investment companies holding a less-concentrated portfolio of securities or those that seek to maintain near-index weightings in their portfolio securities. Accordingly, in those cases, the Fund will be disproportionately exposed to the market conditions, interest rates, and economic, regulatory, or financial developments that significantly affect that company or industry. For example, due to the size of their investment in Tesla as of the date of this prospectus supplement, the Baron Partners Fund and the Baron Focused Growth Fund will be adversely impacted by developments affecting the automotive and energy industries, as well as governmental environmental regulations. (Please see “Tesla” in the “Information about the Funds—Additional Investment Risks” section of the Prospectus and the “Principal Risks of Investing in the Fund” sections of each summary section of the Prospectus.)

Non-Diversified Portfolio.  Certain Funds are non-diversified, which means they will likely have a greater percentage of their assets in a single issuer than a diversified fund. As a result, a non-diversified fund will likely invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the fund’s performance compared to a diversified fund. Thus, a non-diversified fund is more likely to experience significant fluctuations in value, exposing it to a greater risk of loss in any given period than a diversified fund. As of the date of this prospectus supplement, a significant portion of each of the Baron Partners Fund and the Baron Focused Growth Fund is invested in Tesla stock due to dramatic upward market movements in Tesla’s share price. For so long as these Funds maintain their investment in Tesla, their performance will be significantly affected by the performance of Tesla stock and any decline in the price of Tesla stock would materially and adversely affect your investment in the Fund. (Please see “Tesla” in the “Information about the Funds—Additional Investment Risks” section of the Prospectus and the “Principal Risks of Investing in the Fund” sections of each summary section of the Prospectus.)

The following is added to the prospectus in “Information about the Funds—Additional Investment Risks”:

Single Issuer.  Single issuer risk is the possibility that factors specific to an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the net asset value of the Fund. Due to the size of the investment in Tesla by each of the Baron Partners Fund and the Baron Focused Growth Fund as of the date of this prospectus supplement, the net asset value of each of those Funds will be materially impacted by the price of Tesla stock. (Please see “Tesla” in the “Information about the Funds—Additional Investment Risks” section of the Prospectus and the “Principal Risks of Investing in the Fund” sections of each summary section of the Prospectus.)

Tesla.  As of the date of this prospectus supplement, a significant portion of each of the Baron Partners Fund and the Baron Focused Growth Fund is invested in Tesla stock. Therefore, each of those Funds is exposed to the risk that were Tesla stock to lose significant value, which could happen rapidly, each Fund’s performance would be adversely affected. Before investing in either of those Funds, investors should carefully consider publicly available information about Tesla. There can be no assurances that either of those Funds will maintain its investment in Tesla, as the Adviser maintains discretion to actively manage each of those Fund’s portfolios, including by decreasing or liquidating the Fund’s investment in Tesla at any time. However, for so long as each of those Funds maintains a substantial investment in Tesla, the Fund’s performance will be significantly affected by the performance of Tesla stock and any decline in the price of Tesla stock would materially and adversely affect your investment in the Fund.

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